STOCK OPTION RESERVE (Details 3) - shares	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	1,151,400	868,000
Granted	65,900
Expired or forfeited
Balance	1,217,300	868,000
Exercisable as at end	419,705	116,666
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Balance	1,275	1,924
Granted
Expired or forfeited	(1,275)	(649)
Balance		1,275
Exercisable as at end		1,275